EMPLOYEE BENEFITS - Assumptions (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	3.80%
Rate of compensation increase	0.70%	0.60%
Other	100.00%	100.00%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Accrued benefit obligations	$ (2,575)
Accrued benefit obligations	2,668
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Accrued benefit obligations	639
Accrued benefit obligations	$ (645)